Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund IV
Entity Central Index Key	0000720318
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
VIP Technology Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%
Net Assets	$ 2,728,580,551
Holdings Count | shares	94
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,728,580,551
Number of Holdings	94
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.1 Software 22.6 Technology Hardware, Storage & Peripherals 18.7 IT Services 4.5 Ground Transportation 2.5 Communications Equipment 2.3 Broadline Retail 1.4 Hotels, Restaurants & Leisure 0.9 Entertainment 0.7 Others 0.7 Common Stocks 94.4 Preferred Stocks 1.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 China 4.0 Taiwan 2.1 Canada 1.2 Netherlands 1.1 France 0.2 India 0.1 United Kingdom 0.1 Korea (South) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.5 Apple Inc 16.8 Microsoft Corp 12.2 ON Semiconductor Corp 3.9 Servicenow Inc 3.9 NXP Semiconductors NV 3.9 Marvell Technology Inc 3.6 GLOBALFOUNDRIES Inc 2.9 Okta Inc Class A 2.6 Cisco Systems Inc 2.3 72.6
VIP Health Care Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 1,138,207,300
Holdings Count | shares	103
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,138,207,300
Number of Holdings	103
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 25.2 Biotechnology 22.4 Health Care Providers & Services 20.9 Pharmaceuticals 17.8 Life Sciences Tools & Services 10.7 Health Care Technology 2.2 Financial Services 0.1 Common Stocks 98.0 Preferred Stocks 1.3 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.9 Netherlands 2.6 United Kingdom 1.7 Denmark 1.3 Belgium 1.1 Canada 0.8 Switzerland 0.5 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 10.0 Unitedhealth Group Inc 9.5 Eli Lilly & Co 9.3 Danaher Corp 5.8 Regeneron Pharmaceuticals Inc 4.3 Merck & Co Inc 4.2 Penumbra Inc 3.3 Cigna Group/The 3.0 Stryker Corp 2.4 Insulet Corp 2.1 53.9
VIP Financials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 209,086,718
Holdings Count | shares	67
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$209,086,718
Number of Holdings	67
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.0 Financial Services 20.2 Capital Markets 20.2 Insurance 19.0 Consumer Finance 3.6 Professional Services 0.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 92.7 United Kingdom 3.8 Puerto Rico 2.0 Grand Cayman (UK Overseas Ter) 0.9 Mexico 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 9.8 Wells Fargo & Co 7.5 Bank of America Corp 6.0 Citigroup Inc 3.3 Morgan Stanley 2.9 Chubb Ltd 2.7 Apollo Global Management Inc 2.5 M&T Bank Corp 2.4 Marsh & McLennan Cos Inc 2.3 Moody's Corp 2.3 41.7
VIP Financials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 209,086,718
Holdings Count | shares	67
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$209,086,718
Number of Holdings	67
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.0 Financial Services 20.2 Capital Markets 20.2 Insurance 19.0 Consumer Finance 3.6 Professional Services 0.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 92.7 United Kingdom 3.8 Puerto Rico 2.0 Grand Cayman (UK Overseas Ter) 0.9 Mexico 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 9.8 Wells Fargo & Co 7.5 Bank of America Corp 6.0 Citigroup Inc 3.3 Morgan Stanley 2.9 Chubb Ltd 2.7 Apollo Global Management Inc 2.5 M&T Bank Corp 2.4 Marsh & McLennan Cos Inc 2.3 Moody's Corp 2.3 41.7
VIP Utilities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 220,216,244
Holdings Count | shares	30
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$220,216,244
Number of Holdings	30
Portfolio Turnover	78%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 67.0 Multi-Utilities 19.1 Independent Power and Renewable Electricity Producers 9.9 Gas Utilities 2.3 Oil, Gas & Consumable Fuels 0.7 Electrical Equipment 0.2 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 99.3 Canada 0.5 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 15.6 Constellation Energy Corp 7.6 Sempra 7.6 PG&E Corp 6.1 Edison International 5.5 Vistra Corp 4.9 Public Service Enterprise Group Inc 4.8 American Electric Power Co Inc 4.6 Entergy Corp 4.6 Eversource Energy 4.3 65.6
VIP Communication Services Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 34	0.61%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
Net Assets	$ 231,021,160
Holdings Count | shares	46
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$231,021,160
Number of Holdings	46
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 55.0 Entertainment 22.2 Diversified Telecommunication Services 7.7 Media 7.3 Broadline Retail 4.8 Ground Transportation 2.4 Consumer Staples Distribution & Retail 0.0 Software 0.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Singapore 2.2 Puerto Rico 1.8 Belgium 1.1 France 0.7 Japan 0.4 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 24.5 Meta Platforms Inc Class A 24.1 Amazon.com Inc 4.8 AT&T Inc 4.8 Netflix Inc 4.3 Walt Disney Co/The 4.1 Snap Inc Class A 2.5 Uber Technologies Inc 2.4 Sea Ltd Class A ADR 2.2 Charter Communications Inc Class A 2.2 75.9
VIP Technology Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.83%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.83%
Net Assets	$ 2,728,580,551
Holdings Count | shares	94
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,728,580,551
Number of Holdings	94
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.1 Software 22.6 Technology Hardware, Storage & Peripherals 18.7 IT Services 4.5 Ground Transportation 2.5 Communications Equipment 2.3 Broadline Retail 1.4 Hotels, Restaurants & Leisure 0.9 Entertainment 0.7 Others 0.7 Common Stocks 94.4 Preferred Stocks 1.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 China 4.0 Taiwan 2.1 Canada 1.2 Netherlands 1.1 France 0.2 India 0.1 United Kingdom 0.1 Korea (South) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.5 Apple Inc 16.8 Microsoft Corp 12.2 ON Semiconductor Corp 3.9 Servicenow Inc 3.9 NXP Semiconductors NV 3.9 Marvell Technology Inc 3.6 GLOBALFOUNDRIES Inc 2.9 Okta Inc Class A 2.6 Cisco Systems Inc 2.3 72.6
VIP Industrials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 209,536,474
Holdings Count | shares	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$209,536,474
Number of Holdings	50
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 22.5 Machinery 20.2 Ground Transportation 14.2 Electrical Equipment 10.8 Building Products 9.8 Trading Companies & Distributors 5.6 Air Freight & Logistics 4.2 Construction & Engineering 3.8 Professional Services 3.3 Commercial Services & Supplies 3.1 Household Durables 1.2 Construction Materials 0.9 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 6.4 Union Pacific Corp 4.9 Ingersoll Rand Inc 4.6 Boeing Co 4.4 FedEx Corp 4.2 Howmet Aerospace Inc 4.1 Trane Technologies PLC 4.1 Parker-Hannifin Corp 4.0 TransDigm Group Inc 3.9 Eaton Corp PLC 3.7 44.3
VIP Communication Services Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Net Assets	$ 231,021,160
Holdings Count | shares	46
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$231,021,160
Number of Holdings	46
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 55.0 Entertainment 22.2 Diversified Telecommunication Services 7.7 Media 7.3 Broadline Retail 4.8 Ground Transportation 2.4 Consumer Staples Distribution & Retail 0.0 Software 0.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Singapore 2.2 Puerto Rico 1.8 Belgium 1.1 France 0.7 Japan 0.4 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 24.5 Meta Platforms Inc Class A 24.1 Amazon.com Inc 4.8 AT&T Inc 4.8 Netflix Inc 4.3 Walt Disney Co/The 4.1 Snap Inc Class A 2.5 Uber Technologies Inc 2.4 Sea Ltd Class A ADR 2.2 Charter Communications Inc Class A 2.2 75.9
VIP Consumer Discretionary Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 226,142,752
Holdings Count | shares	59
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$226,142,752
Number of Holdings	59
Portfolio Turnover	22%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.9 Specialty Retail 22.9 Hotels, Restaurants & Leisure 20.1 Automobiles 11.2 Textiles, Apparel & Luxury Goods 8.3 Household Durables 4.8 Automobile Components 3.0 Consumer Staples Distribution & Retail 1.1 Building Products 0.6 Food Products 0.6 Commercial Services & Supplies 0.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 2.4 Brazil 0.9 France 0.4 United Kingdom 0.3 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.8 Tesla Inc 9.3 Home Depot Inc/The 4.7 Lowe's Cos Inc 4.5 TJX Cos Inc/The 3.8 Hilton Worldwide Holdings Inc 3.3 McDonald's Corp 2.7 Booking Holdings Inc 2.4 Dick's Sporting Goods Inc 2.2 Aptiv PLC 2.1 59.8
VIP Health Care Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 1,138,207,300
Holdings Count | shares	103
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,138,207,300
Number of Holdings	103
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 25.2 Biotechnology 22.4 Health Care Providers & Services 20.9 Pharmaceuticals 17.8 Life Sciences Tools & Services 10.7 Health Care Technology 2.2 Financial Services 0.1 Common Stocks 98.0 Preferred Stocks 1.3 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.9 Netherlands 2.6 United Kingdom 1.7 Denmark 1.3 Belgium 1.1 Canada 0.8 Switzerland 0.5 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 10.0 Unitedhealth Group Inc 9.5 Eli Lilly & Co 9.3 Danaher Corp 5.8 Regeneron Pharmaceuticals Inc 4.3 Merck & Co Inc 4.2 Penumbra Inc 3.3 Cigna Group/The 3.0 Stryker Corp 2.4 Insulet Corp 2.1 53.9
VIP Consumer Staples Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 240,090,596
Holdings Count | shares	42
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$240,090,596
Number of Holdings	42
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 38.6 Household Products 18.9 Food Products 14.9 Consumer Staples Distribution & Retail 11.0 Personal Care Products 9.4 Tobacco 7.2 Oil, Gas & Consumable Fuels 0.1 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.2 United Kingdom 4.5 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 14.4 Coca-Cola Co/The 14.2 Keurig Dr Pepper Inc 9.2 Kenvue Inc 6.2 Walmart Inc 5.2 Energizer Holdings Inc 3.9 Philip Morris International Inc 3.9 PepsiCo Inc 3.7 Boston Beer Co Inc/The Class A 3.3 Estee Lauder Cos Inc/The Class A 3.2 67.2
VIP Real Estate Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 345,082,726
Holdings Count | shares	32
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$345,082,726
Number of Holdings	32
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.8 Residential REITs 15.2 Industrial REITs 15.2 Retail REITs 10.9 Health Care REITs 9.6 Real Estate Management & Development 6.8 Hotel & Resort REITs 2.7 Office REITs 1.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.7 Equinix Inc 8.0 Crown Castle Inc 7.2 Ventas Inc 5.9 CubeSmart 5.6 American Tower Corp 5.5 CBRE Group Inc Class A 5.4 Mid-America Apartment Communities Inc 4.0 Digital Realty Trust Inc 3.9 Welltower Inc 3.7 58.9
VIP Financials Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 209,086,718
Holdings Count | shares	67
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$209,086,718
Number of Holdings	67
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.0 Financial Services 20.2 Capital Markets 20.2 Insurance 19.0 Consumer Finance 3.6 Professional Services 0.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 92.7 United Kingdom 3.8 Puerto Rico 2.0 Grand Cayman (UK Overseas Ter) 0.9 Mexico 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 9.8 Wells Fargo & Co 7.5 Bank of America Corp 6.0 Citigroup Inc 3.3 Morgan Stanley 2.9 Chubb Ltd 2.7 Apollo Global Management Inc 2.5 M&T Bank Corp 2.4 Marsh & McLennan Cos Inc 2.3 Moody's Corp 2.3 41.7
VIP Consumer Staples Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 240,090,596
Holdings Count | shares	42
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$240,090,596
Number of Holdings	42
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 38.6 Household Products 18.9 Food Products 14.9 Consumer Staples Distribution & Retail 11.0 Personal Care Products 9.4 Tobacco 7.2 Oil, Gas & Consumable Fuels 0.1 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.2 United Kingdom 4.5 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 14.4 Coca-Cola Co/The 14.2 Keurig Dr Pepper Inc 9.2 Kenvue Inc 6.2 Walmart Inc 5.2 Energizer Holdings Inc 3.9 Philip Morris International Inc 3.9 PepsiCo Inc 3.7 Boston Beer Co Inc/The Class A 3.3 Estee Lauder Cos Inc/The Class A 3.2 67.2
VIP Energy Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 535,196,252
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$535,196,252
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 79.5 Energy Equipment & Services 18.0 Independent Power and Renewable Electricity Producers 1.0 Machinery 0.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 83.2 Canada 13.2 United Kingdom 2.9 Norway 0.3 Cameroon 0.2 France 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Cenovus Energy Inc 6.0 Schlumberger NV 5.2 Chevron Corp 4.9 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.7 Occidental Petroleum Corp 4.0 Valero Energy Corp 3.9 Cheniere Energy Inc 3.8 Hess Corp 3.4 65.5
VIP Consumer Discretionary Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 226,142,752
Holdings Count | shares	59
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$226,142,752
Number of Holdings	59
Portfolio Turnover	22%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.9 Specialty Retail 22.9 Hotels, Restaurants & Leisure 20.1 Automobiles 11.2 Textiles, Apparel & Luxury Goods 8.3 Household Durables 4.8 Automobile Components 3.0 Consumer Staples Distribution & Retail 1.1 Building Products 0.6 Food Products 0.6 Commercial Services & Supplies 0.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 2.4 Brazil 0.9 France 0.4 United Kingdom 0.3 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.8 Tesla Inc 9.3 Home Depot Inc/The 4.7 Lowe's Cos Inc 4.5 TJX Cos Inc/The 3.8 Hilton Worldwide Holdings Inc 3.3 McDonald's Corp 2.7 Booking Holdings Inc 2.4 Dick's Sporting Goods Inc 2.2 Aptiv PLC 2.1 59.8
VIP Energy Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 535,196,252
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$535,196,252
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 79.5 Energy Equipment & Services 18.0 Independent Power and Renewable Electricity Producers 1.0 Machinery 0.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 83.2 Canada 13.2 United Kingdom 2.9 Norway 0.3 Cameroon 0.2 France 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Cenovus Energy Inc 6.0 Schlumberger NV 5.2 Chevron Corp 4.9 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.7 Occidental Petroleum Corp 4.0 Valero Energy Corp 3.9 Cheniere Energy Inc 3.8 Hess Corp 3.4 65.5
VIP Consumer Staples Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 240,090,596
Holdings Count | shares	42
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$240,090,596
Number of Holdings	42
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 38.6 Household Products 18.9 Food Products 14.9 Consumer Staples Distribution & Retail 11.0 Personal Care Products 9.4 Tobacco 7.2 Oil, Gas & Consumable Fuels 0.1 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.2 United Kingdom 4.5 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 14.4 Coca-Cola Co/The 14.2 Keurig Dr Pepper Inc 9.2 Kenvue Inc 6.2 Walmart Inc 5.2 Energizer Holdings Inc 3.9 Philip Morris International Inc 3.9 PepsiCo Inc 3.7 Boston Beer Co Inc/The Class A 3.3 Estee Lauder Cos Inc/The Class A 3.2 67.2
VIP Materials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 76,568,556
Holdings Count | shares	38
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$76,568,556
Number of Holdings	38
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 65.7 Metals & Mining 24.2 Containers & Packaging 6.7 Construction Materials 4.1 Common Stocks 100.7 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 89.1 Canada 6.0 Zambia 2.4 Chile 1.2 Brazil 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 19.2 Ecolab Inc 9.8 Dow Inc 7.0 Freeport-McMoRan Inc 5.0 Air Products and Chemicals Inc 4.2 Nucor Corp 4.2 Corteva Inc 4.1 Axalta Coating Systems Ltd 3.8 Tronox Holdings PLC 3.0 Element Solutions Inc 3.0 63.3
VIP Consumer Discretionary Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 226,142,752
Holdings Count | shares	59
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$226,142,752
Number of Holdings	59
Portfolio Turnover	22%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.9 Specialty Retail 22.9 Hotels, Restaurants & Leisure 20.1 Automobiles 11.2 Textiles, Apparel & Luxury Goods 8.3 Household Durables 4.8 Automobile Components 3.0 Consumer Staples Distribution & Retail 1.1 Building Products 0.6 Food Products 0.6 Commercial Services & Supplies 0.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 2.4 Brazil 0.9 France 0.4 United Kingdom 0.3 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.8 Tesla Inc 9.3 Home Depot Inc/The 4.7 Lowe's Cos Inc 4.5 TJX Cos Inc/The 3.8 Hilton Worldwide Holdings Inc 3.3 McDonald's Corp 2.7 Booking Holdings Inc 2.4 Dick's Sporting Goods Inc 2.2 Aptiv PLC 2.1 59.8
VIP Technology Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.66%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.66%
Net Assets	$ 2,728,580,551
Holdings Count | shares	94
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,728,580,551
Number of Holdings	94
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.1 Software 22.6 Technology Hardware, Storage & Peripherals 18.7 IT Services 4.5 Ground Transportation 2.5 Communications Equipment 2.3 Broadline Retail 1.4 Hotels, Restaurants & Leisure 0.9 Entertainment 0.7 Others 0.7 Common Stocks 94.4 Preferred Stocks 1.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 China 4.0 Taiwan 2.1 Canada 1.2 Netherlands 1.1 France 0.2 India 0.1 United Kingdom 0.1 Korea (South) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.5 Apple Inc 16.8 Microsoft Corp 12.2 ON Semiconductor Corp 3.9 Servicenow Inc 3.9 NXP Semiconductors NV 3.9 Marvell Technology Inc 3.6 GLOBALFOUNDRIES Inc 2.9 Okta Inc Class A 2.6 Cisco Systems Inc 2.3 72.6
VIP Real Estate Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 345,082,726
Holdings Count | shares	32
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$345,082,726
Number of Holdings	32
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.8 Residential REITs 15.2 Industrial REITs 15.2 Retail REITs 10.9 Health Care REITs 9.6 Real Estate Management & Development 6.8 Hotel & Resort REITs 2.7 Office REITs 1.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.7 Equinix Inc 8.0 Crown Castle Inc 7.2 Ventas Inc 5.9 CubeSmart 5.6 American Tower Corp 5.5 CBRE Group Inc Class A 5.4 Mid-America Apartment Communities Inc 4.0 Digital Realty Trust Inc 3.9 Welltower Inc 3.7 58.9
VIP Energy Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 535,196,252
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$535,196,252
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 79.5 Energy Equipment & Services 18.0 Independent Power and Renewable Electricity Producers 1.0 Machinery 0.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 83.2 Canada 13.2 United Kingdom 2.9 Norway 0.3 Cameroon 0.2 France 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Cenovus Energy Inc 6.0 Schlumberger NV 5.2 Chevron Corp 4.9 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.7 Occidental Petroleum Corp 4.0 Valero Energy Corp 3.9 Cheniere Energy Inc 3.8 Hess Corp 3.4 65.5
VIP Industrials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 209,536,474
Holdings Count | shares	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$209,536,474
Number of Holdings	50
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 22.5 Machinery 20.2 Ground Transportation 14.2 Electrical Equipment 10.8 Building Products 9.8 Trading Companies & Distributors 5.6 Air Freight & Logistics 4.2 Construction & Engineering 3.8 Professional Services 3.3 Commercial Services & Supplies 3.1 Household Durables 1.2 Construction Materials 0.9 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 6.4 Union Pacific Corp 4.9 Ingersoll Rand Inc 4.6 Boeing Co 4.4 FedEx Corp 4.2 Howmet Aerospace Inc 4.1 Trane Technologies PLC 4.1 Parker-Hannifin Corp 4.0 TransDigm Group Inc 3.9 Eaton Corp PLC 3.7 44.3
VIP Real Estate Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 345,082,726
Holdings Count | shares	32
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$345,082,726
Number of Holdings	32
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.8 Residential REITs 15.2 Industrial REITs 15.2 Retail REITs 10.9 Health Care REITs 9.6 Real Estate Management & Development 6.8 Hotel & Resort REITs 2.7 Office REITs 1.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.7 Equinix Inc 8.0 Crown Castle Inc 7.2 Ventas Inc 5.9 CubeSmart 5.6 American Tower Corp 5.5 CBRE Group Inc Class A 5.4 Mid-America Apartment Communities Inc 4.0 Digital Realty Trust Inc 3.9 Welltower Inc 3.7 58.9
VIP Utilities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 220,216,244
Holdings Count | shares	30
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$220,216,244
Number of Holdings	30
Portfolio Turnover	78%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 67.0 Multi-Utilities 19.1 Independent Power and Renewable Electricity Producers 9.9 Gas Utilities 2.3 Oil, Gas & Consumable Fuels 0.7 Electrical Equipment 0.2 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 99.3 Canada 0.5 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 15.6 Constellation Energy Corp 7.6 Sempra 7.6 PG&E Corp 6.1 Edison International 5.5 Vistra Corp 4.9 Public Service Enterprise Group Inc 4.8 American Electric Power Co Inc 4.6 Entergy Corp 4.6 Eversource Energy 4.3 65.6
VIP Materials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 76,568,556
Holdings Count | shares	38
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$76,568,556
Number of Holdings	38
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 65.7 Metals & Mining 24.2 Containers & Packaging 6.7 Construction Materials 4.1 Common Stocks 100.7 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 89.1 Canada 6.0 Zambia 2.4 Chile 1.2 Brazil 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 19.2 Ecolab Inc 9.8 Dow Inc 7.0 Freeport-McMoRan Inc 5.0 Air Products and Chemicals Inc 4.2 Nucor Corp 4.2 Corteva Inc 4.1 Axalta Coating Systems Ltd 3.8 Tronox Holdings PLC 3.0 Element Solutions Inc 3.0 63.3
VIP Health Care Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,138,207,300
Holdings Count | shares	103
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,138,207,300
Number of Holdings	103
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 25.2 Biotechnology 22.4 Health Care Providers & Services 20.9 Pharmaceuticals 17.8 Life Sciences Tools & Services 10.7 Health Care Technology 2.2 Financial Services 0.1 Common Stocks 98.0 Preferred Stocks 1.3 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.9 Netherlands 2.6 United Kingdom 1.7 Denmark 1.3 Belgium 1.1 Canada 0.8 Switzerland 0.5 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 10.0 Unitedhealth Group Inc 9.5 Eli Lilly & Co 9.3 Danaher Corp 5.8 Regeneron Pharmaceuticals Inc 4.3 Merck & Co Inc 4.2 Penumbra Inc 3.3 Cigna Group/The 3.0 Stryker Corp 2.4 Insulet Corp 2.1 53.9
VIP Real Estate Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 345,082,726
Holdings Count | shares	32
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$345,082,726
Number of Holdings	32
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.8 Residential REITs 15.2 Industrial REITs 15.2 Retail REITs 10.9 Health Care REITs 9.6 Real Estate Management & Development 6.8 Hotel & Resort REITs 2.7 Office REITs 1.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.7 Equinix Inc 8.0 Crown Castle Inc 7.2 Ventas Inc 5.9 CubeSmart 5.6 American Tower Corp 5.5 CBRE Group Inc Class A 5.4 Mid-America Apartment Communities Inc 4.0 Digital Realty Trust Inc 3.9 Welltower Inc 3.7 58.9